Stockholders' Equity - Changes To Equity (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Common Shares Outstanding [Roll Forward]
Common shares outstanding at beginning of period (in shares)	162,413,660	161,846,525	172,121,491
Vesting of performance units (in shares)	67,846	296,801	592,602
Vesting of restricted stock and restricted stock units (in shares)	737,091	553,381	412,465
Forfeitures of restricted stock (in shares)	0	0	(13,807)
Purchase of treasury stock (in shares)	(217,151)	(283,047)	(11,266,226)
Common shares outstanding at end of period (in shares)	163,001,446	162,413,660	161,846,525
Shares withheld under terms of agreements (in shares)	217,151	283,047	415,466